Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 58.2%
Aerospace & Defense - 0.8%
Northrop Grumman Corp.	4,784	$ 2,250,011
Raytheon Technologies Corp.	75,582	6,187,143
Textron, Inc.	46,040	2,682,290

		11,119,444

Air Freight & Logistics - 0.7%
FedEx Corp.	13,513	2,006,275
United Parcel Service, Inc., Class B	50,540	8,164,232

		10,170,507

Airlines - 0.0% (A)
Southwest Airlines Co. (B)	20,653	636,938

Auto Components - 0.1%
Magna International, Inc.	24,614	1,167,196

Automobiles - 1.4%
General Motors Co.	30,795	988,212
Rivian Automotive, Inc., Class A (B) (C)	8,669	285,297
Tesla, Inc. (B)	74,681	19,809,135

		21,082,644

Banks - 2.3%
Bank of America Corp.	265,322	8,012,724
Citigroup, Inc.	41,668	1,736,306
Fifth Third Bancorp	106,750	3,411,730
SVB Financial Group (B)	2,799	939,848
Truist Financial Corp.	64,784	2,820,695
US Bancorp	164,145	6,618,326
Wells Fargo & Co.	234,507	9,431,872

		32,971,501

Beverages - 1.2%
Coca-Cola Co.	184,810	10,353,056
Constellation Brands, Inc., Class A	14,801	3,399,494
PepsiCo, Inc.	22,890	3,737,021

		17,489,571

Biotechnology - 1.8%
AbbVie, Inc.	84,532	11,345,040
Biogen, Inc. (B)	9,644	2,574,948
BioMarin Pharmaceutical, Inc. (B)	6,520	552,700
Neurocrine Biosciences, Inc. (B)	6,610	702,048
Regeneron Pharmaceuticals, Inc. (B)	7,940	5,469,628
Vertex Pharmaceuticals, Inc. (B)	16,582	4,801,152

		25,445,516

Building Products - 0.5%
Masco Corp.	44,293	2,068,040
Trane Technologies PLC	36,144	5,234,013

		7,302,053

Capital Markets - 0.9%
Ameriprise Financial, Inc.	5,900	1,486,505
CME Group, Inc.	6,740	1,193,856
Morgan Stanley	50,040	3,953,661
Raymond James Financial, Inc.	17,100	1,689,822
State Street Corp.	25,279	1,537,216
T. Rowe Price Group, Inc.	29,230	3,069,442

		12,930,502

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.1%
Air Products & Chemicals, Inc.	6,346	$ 1,476,905
Celanese Corp.	6,226	562,457
DuPont de Nemours, Inc.	31,594	1,592,338
Eastman Chemical Co.	33,542	2,383,159
Linde PLC	23,665	6,379,847
PPG Industries, Inc.	29,580	3,274,210

		15,668,916

Commercial Services & Supplies - 0.1%
Cintas Corp.	2,857	1,109,059

Communications Equipment - 0.1%
Motorola Solutions, Inc.	6,957	1,558,159

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,010	1,613,671

Consumer Finance - 0.8%
American Express Co.	54,380	7,336,406
Capital One Financial Corp.	7,971	734,687
S&P Global, Inc.	13,562	4,141,157

		12,212,250

Containers & Packaging - 0.1%
Avery Dennison Corp.	6,853	1,114,983

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (B)	46,068	12,301,078
Intercontinental Exchange, Inc.	42,718	3,859,571

		16,160,649

Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	25,651	973,968

Electric Utilities - 1.1%
Evergy, Inc.	18,510	1,099,494
Exelon Corp.	149,539	5,601,731
FirstEnergy Corp.	65,050	2,406,850
NextEra Energy, Inc.	87,398	6,852,877

		15,960,952

Electrical Equipment - 0.4%
Eaton Corp. PLC	39,569	5,276,922

Electronic Equipment, Instruments & Components - 0.0% (A)
Corning, Inc.	24,890	722,308

Energy Equipment & Services - 0.0% (A)
Baker Hughes Co.	32,210	675,122

Entertainment - 0.4%
Netflix, Inc. (B)	16,970	3,995,417
Walt Disney Co. (B)	16,780	1,582,857

		5,578,274

Equity Real Estate Investment Trusts - 1.6%
Camden Property Trust	24,549	2,932,378
Duke Realty Corp.	15,060	725,892
Equinix, Inc.	4,159	2,365,805
Equity LifeStyle Properties, Inc.	26,174	1,644,774
Host Hotels & Resorts, Inc.	78,350	1,244,198
Kimco Realty Corp.	49,960	919,764
Prologis, Inc.	50,463	5,127,041
SBA Communications Corp.	7,740	2,203,191
Sun Communities, Inc.	14,984	2,027,785

Transamerica Series Trust	Page 1

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc.	11,901	$ 496,391
Ventas, Inc.	71,100	2,856,087

		22,543,306

Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	16,130	7,617,715

Food Products - 0.3%
Hershey Co.	5,490	1,210,380
Mondelez International, Inc., Class A	51,338	2,814,863

		4,025,243

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	45,113	4,365,134
Baxter International, Inc.	61,170	3,294,616
Boston Scientific Corp. (B)	95,864	3,712,813
Dexcom, Inc. (B)	4,602	370,645
Intuitive Surgical, Inc. (B)	20,013	3,751,237
Medtronic PLC	40,131	3,240,578
Zimmer Biomet Holdings, Inc.	19,739	2,063,712

		20,798,735

Health Care Providers & Services - 2.1%
Centene Corp. (B)	67,455	5,248,674
Elevance Health, Inc.	11,678	5,304,615
Humana, Inc.	3,490	1,693,313
McKesson Corp.	6,920	2,351,900
UnitedHealth Group, Inc.	32,713	16,521,373

		31,119,875

Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc. (B)	2,379	3,909,197
Chipotle Mexican Grill, Inc. (B)	2,940	4,418,114
Expedia Group, Inc. (B)	16,233	1,520,870
Marriott International, Inc., Class A	18,710	2,622,019
McDonald’s Corp.	28,500	6,576,090
Royal Caribbean Cruises Ltd. (B)	5,950	225,505
Yum! Brands, Inc.	12,670	1,347,328

		20,619,123

Household Durables - 0.3%
Lennar Corp., Class A	44,891	3,346,624
PulteGroup, Inc.	6,820	255,750
Toll Brothers, Inc.	21,570	905,940

		4,508,314

Household Products - 1.0%
Colgate-Palmolive Co.	47,750	3,354,438
Kimberly-Clark Corp.	24,498	2,757,005
Procter & Gamble Co.	66,989	8,457,361

		14,568,804

Industrial Conglomerates - 0.5%
Honeywell International, Inc.	44,599	7,446,695

Insurance - 1.2%
Aon PLC, Class A	10,250	2,745,667
Globe Life, Inc.	4,215	420,236
Progressive Corp.	55,469	6,446,052
Prudential Financial, Inc.	10,620	910,984
Travelers Cos., Inc.	42,400	6,495,680

		17,018,619

Interactive Media & Services - 3.2%
Alphabet, Inc., Class A (B)	211,010	20,183,107

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Alphabet, Inc., Class C (B)	155,320	$ 14,934,018
Meta Platforms, Inc., Class A (B)	74,143	10,059,722
ZoomInfo Technologies, Inc. (B)	22,840	951,514

		46,128,361

Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (B)	271,450	30,673,850

IT Services - 2.4%
Accenture PLC, Class A	31,338	8,063,267
Affirm Holdings, Inc. (B) (C)	22,760	426,978
FleetCor Technologies, Inc. (B)	17,237	3,036,642
Mastercard, Inc., Class A	39,109	11,120,253
Visa, Inc., Class A	69,486	12,344,188

		34,991,328

Life Sciences Tools & Services - 1.1%
Danaher Corp.	21,270	5,493,828
Thermo Fisher Scientific, Inc.	19,980	10,133,656

		15,627,484

Machinery - 1.1%
Deere & Co.	21,754	7,263,443
Dover Corp.	15,130	1,763,856
Ingersoll Rand, Inc.	11,160	482,782
Otis Worldwide Corp.	47,359	3,021,504
Parker-Hannifin Corp.	15,988	3,874,052

		16,405,637

Media - 0.7%
Charter Communications, Inc., Class A (B)	12,409	3,764,270
Comcast Corp., Class A	186,767	5,477,876
Fox Corp., Class A	9,190	281,949
Interpublic Group of Cos., Inc.	11,090	283,904

		9,807,999

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	33,820	924,301
Nucor Corp. (C)	10,480	1,121,255

		2,045,556

Multi-Utilities - 0.7%
Ameren Corp.	33,710	2,715,341
CenterPoint Energy, Inc.	95,077	2,679,270
Sempra Energy	30,480	4,570,171

		9,964,782

Multiline Retail - 0.2%
Target Corp.	16,140	2,395,015

Oil, Gas & Consumable Fuels - 2.6%
Chevron Corp.	9,992	1,435,551
ConocoPhillips	95,228	9,745,633
Coterra Energy, Inc.	65,190	1,702,763
Diamondback Energy, Inc.	40,952	4,933,078
EOG Resources, Inc.	44,748	4,999,694
Exxon Mobil Corp.	134,200	11,717,002
Phillips 66	27,187	2,194,535
Pioneer Natural Resources Co.	7,335	1,588,247

		38,316,503

Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co.	130,305	9,263,382
Eli Lilly & Co.	29,730	9,613,196
Johnson & Johnson	51,443	8,403,728

Transamerica Series Trust	Page 2

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	62,858	$ 5,413,331
Pfizer, Inc.	62,904	2,752,679

		35,446,316

Professional Services - 0.2%
Booz Allen Hamilton Holding Corp.	10,130	935,506
Leidos Holdings, Inc.	29,922	2,617,277

		3,552,783

Road & Rail - 0.6%
Norfolk Southern Corp.	22,557	4,729,075
Uber Technologies, Inc. (B)	29,560	783,340
Union Pacific Corp.	14,892	2,901,259

		8,413,674

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (B)	74,423	4,715,441
Analog Devices, Inc.	48,249	6,723,016
Applied Materials, Inc.	10,230	838,144
Lam Research Corp.	16,826	6,158,316
Microchip Technology, Inc.	37,070	2,262,382
Micron Technology, Inc.	22,192	1,111,819
NVIDIA Corp.	62,686	7,609,454
NXP Semiconductors NV	40,889	6,031,536
QUALCOMM, Inc.	17,974	2,030,703
Teradyne, Inc.	14,590	1,096,438
Texas Instruments, Inc.	57,920	8,964,858

		47,542,107

Software - 5.0%
Adobe, Inc. (B)	14,140	3,891,328
Fortinet, Inc. (B)	19,320	949,192
Intuit, Inc.	15,414	5,970,151
Microsoft Corp.	242,150	56,396,735
Oracle Corp.	31,160	1,902,941
Salesforce, Inc. (B)	14,129	2,032,315
Workday, Inc., Class A (B)	11,032	1,679,291

		72,821,953

Specialty Retail - 1.8%
AutoNation, Inc. (B)	12,290	1,251,982
AutoZone, Inc. (B)	985	2,109,801
Best Buy Co., Inc.	41,493	2,628,167
Burlington Stores, Inc. (B) (C)	4,850	542,667
Home Depot, Inc.	15,324	4,228,505
Lowe’s Cos., Inc.	47,995	9,013,941
O’Reilly Automotive, Inc. (B)	5,950	4,184,932
TJX Cos., Inc.	37,270	2,315,212

		26,275,207

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	425,500	58,804,100
Seagate Technology Holdings PLC	53,801	2,863,827

		61,667,927

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	46,101	3,831,915

Tobacco - 0.5%
Altria Group, Inc.	76,689	3,096,702
Philip Morris International, Inc.	42,957	3,565,860

		6,662,562

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (B)	33,220	$ 4,457,127

Total Common Stocks (Cost $730,604,222)		846,235,620

PREFERRED STOCKS - 0.0% (A)
Banks - 0.0% (A)
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 9.18% (D)	14,621	407,926

Electric Utilities - 0.0% (A)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (C) (D)	1,280	26,381

Total Preferred Stocks (Cost $434,660)		434,307

	Principal	Value
ASSET-BACKED SECURITIES - 2.6%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 334,145	330,450
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (E)	485,855	442,743
Bavarian Sky UK 5 PLC
Series 2014-1A, Class A1A2,
3-Month LIBOR + 1.20%, 3.91% (D), 10/20/2034 (E)	2,600,000	2,454,010
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	154,760	151,970
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month LIBOR + 1.00%, 3.74% (D), 10/18/2030 (E)	3,380,000	3,314,032
Series 2017-3A, Class A1,
3-Month LIBOR + 1.22%, 3.93% (D), 07/20/2030 (E)	2,500,000	2,452,825
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (E)	1,272,864	1,022,609
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (E)	1,342,192	1,115,911
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (E)	1,768,835	1,490,731
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (E)	68,649	67,564
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	544,331	531,790
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	1,141,341	1,002,558
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	91,149	90,606

Transamerica Series Trust	Page 3

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Longfellow Place CLO Ltd.
Series 2013-1A, Class AR3,
3-Month LIBOR + 1.00%, 3.51% (D), 04/15/2029 (E)	$ 480,227	$ 475,367
MVW LLC
Series 2021-1WA, Class A,
1.14%, 01/22/2041 (E)	427,336	385,186
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (E)	187,757	177,792
New Residential Advance Receivables Trust
Series 2020-APT1, Class AT1,
1.03%, 12/16/2052 (E)	820,000	811,223
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (E)	900,000	860,475
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (E)	4,802,091	4,583,201
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (E)	56,000	55,896
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 3.90% (D), 01/20/2031 (E)	1,400,000	1,368,476
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	321,340	308,992
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	63,103	61,159
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	51,629	50,009
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	186,044	176,005
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 3.81% (D), 07/20/2030 (E)	1,900,000	1,861,063
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class A,
3.20%, 01/20/2036 (E)	178,220	173,502
Series 2020-2A, Class A,
1.33%, 07/20/2037 (E)	682,239	635,806
Series 2021-1A, Class A,
0.99%, 11/20/2037 (E)	1,227,001	1,137,310
SPS Servicer Advance Receivables Trust II
Series 2020-T1, Class AT1,
1.28%, 11/15/2052 (E)	558,667	555,863
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	356,372	350,995
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	131,359	130,141
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	149,763	146,998
Series 2017-4, Class A1,
2.75% (D), 06/25/2057 (E)	781,165	748,891
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	653,297	627,901
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	484,934	470,236
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	1,081,384	1,008,693
Series 2019-1, Class A1,
3.69% (D), 03/25/2058 (E)	1,899,347	1,787,661

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2020-4, Class A1,
1.75%, 10/25/2060 (E)	$ 1,875,295	$ 1,670,185
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (E)	2,000,000	1,785,194
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	306,327	303,522
Wellfleet CLO Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 3.85% (D), 10/20/2028 (E)	762,994	751,897

Total Asset-Backed Securities (Cost $40,635,270)		37,927,438

CORPORATE DEBT SECURITIES - 13.7%
Aerospace & Defense - 0.3%
Boeing Co.
3.50%, 03/01/2039	2,022,000	1,348,834
5.15%, 05/01/2030	1,069,000	987,636
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,640,000	1,327,222

		3,663,692

Air Freight & Logistics - 0.1%
GXO Logistics, Inc.
2.65%, 07/15/2031	2,268,000	1,605,569

Airlines - 0.3%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	621,076	540,308
3.70%, 04/01/2028	536,061	456,409
JetBlue Pass-Through Trust
Series 2019, Class AA,
2.75%, 11/15/2033	1,460,033	1,198,924
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027 (E)	1,194,556	1,165,187
United Airlines Pass-Through Trust
3.75%, 03/03/2028	945,338	857,337

		4,218,165

Auto Components - 0.1%
Aptiv PLC / Aptiv Corp.
3.25%, 03/01/2032	769,000	611,953
BorgWarner, Inc.
3.38%, 03/15/2025	717,000	686,868

		1,298,821

Automobiles - 0.1%
General Motors Co.
6.25%, 10/02/2043	326,000	283,211
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (E)	1,557,000	1,439,766

		1,722,977

Banks - 1.7%
ABN AMRO Bank NV
Fixed until 12/13/2031, 3.32% (D), 03/13/2037 (E)	1,200,000	855,049
Banco Santander SA
2.75%, 12/03/2030	800,000	558,839

Transamerica Series Trust	Page 4

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (D), 03/11/2032	$ 1,063,000	$ 826,435
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	1,774,000	1,574,242
Fixed until 04/27/2032, 4.57% (D), 04/27/2033	2,893,000	2,592,142
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (D), 10/27/2028	3,305,000	2,951,600
Commerzbank AG
8.13%, 09/19/2023 (E)	2,586,000	2,548,455
HSBC Holdings PLC
Fixed until 08/11/2027, 5.21% (D), 08/11/2028	1,655,000	1,547,919
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (D), 06/01/2032 (E)	434,000	292,484
5.02%, 06/26/2024 (E)	615,000	573,214
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (D), 04/22/2027	1,769,000	1,528,489
Fixed until 01/25/2032, 2.96% (D), 01/25/2033	1,595,000	1,253,215
Fixed until 02/01/2027, 3.78% (D), 02/01/2028	869,000	797,067
Fixed until 09/14/2032, 5.72% (D), 09/14/2033	2,736,000	2,585,501
UniCredit SpA
Fixed until 06/03/2031, 3.13% (D), 06/03/2032 (E)	1,503,000	1,069,743
Wells Fargo & Co.
4.10%, 06/03/2026	1,983,000	1,887,413
Fixed until 07/25/2027, 4.81% (D), 07/25/2028	494,000	471,356
Fixed until 06/15/2024 (F), 5.90% (D)	585,000	532,398

		24,445,561

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,226,000	994,699
4.75%, 01/23/2029	543,000	529,250
Constellation Brands, Inc.
3.15%, 08/01/2029	581,000	498,927
3.70%, 12/06/2026	276,000	259,414

		2,282,290

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	666,000	622,787
4.05%, 11/21/2039	908,000	732,432
Amgen, Inc.
2.00%, 01/15/2032	1,229,000	937,964
CSL Finance PLC
4.63%, 04/27/2042 (E)	709,000	617,767
Gilead Sciences, Inc.
4.15%, 03/01/2047	285,000	226,220

		3,137,170

Building Products - 0.3%
Carlisle Cos., Inc.
2.20%, 03/01/2032	804,000	597,997
3.75%, 12/01/2027	1,047,000	952,373

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Carrier Global Corp.
2.72%, 02/15/2030	$ 1,089,000	$ 898,546
Owens Corning
7.00%, 12/01/2036	1,720,000	1,771,867

		4,220,783

Capital Markets - 0.7%
Credit Suisse Group AG
Fixed until 09/11/2024, 2.59% (D), 09/11/2025 (E)	1,088,000	989,077
Fixed until 08/12/2032, 6.54% (D), 08/12/2033 (E)	2,038,000	1,831,202
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (D), 11/26/2025	681,000	635,944
Fixed until 05/24/2023, 4.30% (D), 05/24/2028	1,700,000	1,516,250
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (D), 02/24/2033	1,940,000	1,539,422
6.75%, 10/01/2037	1,231,000	1,226,372
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.63%, 10/15/2031	625,000	453,205
Morgan Stanley
Fixed until 12/10/2025, 0.99% (D), 12/10/2026	545,000	469,965
Fixed until 09/16/2031, 2.48% (D), 09/16/2036	1,549,000	1,109,487
5.00%, 11/24/2025	847,000	836,258

		10,607,182

Chemicals - 0.1%
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (E)	1,097,000	841,710

Commercial Services & Supplies - 0.3%
ADT Security Corp.
4.13%, 08/01/2029 (E)	1,193,000	990,190
Ashtead Capital, Inc.
4.25%, 11/01/2029 (E)	733,000	639,821
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	565,000	549,939
3.30%, 12/01/2026 (E)	628,000	575,500
3.85%, 11/15/2024 (E)	661,000	638,796
Triton Container International Ltd. / TAL International Container Corp.
3.25%, 03/15/2032	1,580,000	1,166,858

		4,561,104

Construction & Engineering - 0.0% (A)
Quanta Services, Inc.
2.90%, 10/01/2030	822,000	656,699

Consumer Finance - 0.5%
Ally Financial, Inc.
8.00%, 11/01/2031	1,641,000	1,719,683
BMW US Capital LLC
2.80%, 04/11/2026 (E)	1,104,000	1,022,006
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,545,000	1,365,273
General Motors Financial Co., Inc.
5.00%, 04/09/2027	1,050,000	995,733

Transamerica Series Trust	Page 5

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (E)	$ 1,319,000	$ 994,249
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (E)	748,000	608,430

		6,705,374

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	931,000	824,893

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.85%, 10/29/2041	1,530,000	1,016,459
4.45%, 04/03/2026	1,562,000	1,457,689
4.50%, 09/15/2023	1,074,000	1,058,905
Aviation Capital Group LLC
1.95%, 01/30/2026 (E)	726,000	609,617
5.50%, 12/15/2024 (E)	2,174,000	2,105,205

		6,247,875

Diversified Telecommunication Services - 0.2%
Level 3 Financing, Inc.
3.40%, 03/01/2027 (E)	887,000	742,862
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	179,813
Verizon Communications, Inc.
1.68%, 10/30/2030	1,337,000	1,001,550
2.99%, 10/30/2056	2,295,000	1,364,430

		3,288,655

Electric Utilities - 0.6%
American Electric Power Co., Inc.
2.95%, 12/15/2022	918,000	914,821
Appalachian Power Co.
3.40%, 06/01/2025	505,000	484,394
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	104,000	102,542
DTE Electric Co.
4.30%, 07/01/2044	1,778,000	1,487,428
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	2,627,000	2,078,846
Duke Energy Progress LLC
3.60%, 09/15/2047	1,265,000	950,714
Entergy Arkansas LLC
3.70%, 06/01/2024	245,000	241,610
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	69,000	66,645
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,026,000	746,248
PacifiCorp
3.60%, 04/01/2024	888,000	873,335
5.75%, 04/01/2037	138,000	131,130
Public Service Electric & Gas Co.
3.00%, 05/15/2025	515,000	490,745

		8,568,458

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
2.95%, 02/15/2032	869,000	660,643
Keysight Technologies, Inc.
4.60%, 04/06/2027	1,026,000	998,712

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components (continued)
Sensata Technologies BV
4.00%, 04/15/2029 (E)	$ 200,000	$ 165,509
Sensata Technologies, Inc.
4.38%, 02/15/2030 (E)	697,000	582,351

		2,407,215

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (E)	1,677,000	1,514,290
Schlumberger Investment SA
3.65%, 12/01/2023	121,000	119,130

		1,633,420

Equity Real Estate Investment Trusts - 1.1%
American Tower Trust #1
3.65%, 03/23/2028 (E)	775,000	705,442
Broadstone Net Lease LLC
2.60%, 09/15/2031	1,578,000	1,161,214
Corporate Office Properties LP
2.00%, 01/15/2029	384,000	288,951
2.25%, 03/15/2026	519,000	455,044
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	713,000	602,255
Office Properties Income Trust
3.45%, 10/15/2031	1,107,000	668,563
Physicians Realty LP
2.63%, 11/01/2031	1,347,000	1,021,364
SBA Tower Trust
1.63%, 05/15/2051 (E)	2,146,000	1,829,939
1.88%, 07/15/2050 (E)	1,309,000	1,151,198
2.84%, 01/15/2050 (E)	3,421,000	3,201,405
3.45%, 03/15/2048 (E)	663,000	656,977
Simon Property Group LP
2.20%, 02/01/2031	1,088,000	830,903
Ventas Realty LP
3.25%, 10/15/2026	982,000	901,626
VICI Properties LP
4.95%, 02/15/2030	1,735,000	1,567,945
Weyerhaeuser Co.
4.00%, 04/15/2030	1,286,000	1,136,808

		16,179,634

Food & Staples Retailing - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (E)	1,372,000	1,017,729
Sysco Corp.
3.30%, 07/15/2026	1,250,000	1,169,291

		2,187,020

Food Products - 0.3%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	1,353,000	1,063,831
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 02/02/2029 (E)	1,097,000	897,676
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (E)	1,508,000	1,134,850
Viterra Finance BV
4.90%, 04/21/2027 (E)	1,213,000	1,119,756

		4,216,113

Transamerica Series Trust	Page 6

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
2.75%, 09/23/2026 (E)	$ 944,000	$ 844,640
Koninklijke Philips NV
5.00%, 03/15/2042	569,000	487,555

		1,332,195

Health Care Providers & Services - 0.6%
Centene Corp.
3.00%, 10/15/2030	1,425,000	1,128,514
3.38%, 02/15/2030	850,000	694,875
Cigna Corp.
2.40%, 03/15/2030	893,000	726,978
CVS Health Corp.
2.70%, 08/21/2040	1,152,000	756,251
3.75%, 04/01/2030	427,000	379,562
Elevance Health, Inc.
2.25%, 05/15/2030	886,000	714,426
HCA, Inc.
4.13%, 06/15/2029	564,000	494,453
5.25%, 04/15/2025	376,000	368,347
5.50%, 06/15/2047	737,000	622,690
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	736,000	625,381
Molina Healthcare, Inc.
4.38%, 06/15/2028 (E)	525,000	473,812
UnitedHealth Group, Inc.
4.20%, 05/15/2032	1,766,000	1,639,392

		8,624,681

Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc.
2.95%, 03/15/2031	90,000	69,790
3.80%, 02/15/2028	901,000	801,119
Hyatt Hotels Corp.
1.80%, 10/01/2024	593,000	556,122
Warnermedia Holdings, Inc.
5.05%, 03/15/2042 (E)	1,638,000	1,225,789

		2,652,820

Industrial Conglomerates - 0.0% (A)
General Electric Co.
4.13%, 10/09/2042	690,000	549,334

Insurance - 0.6%
Alleghany Corp.
3.25%, 08/15/2051	1,998,000	1,346,068
Aon Corp. / Aon Global Holdings PLC
5.00%, 09/12/2032	1,552,000	1,486,795
Global Atlantic Finance Co.
3.13%, 06/15/2031 (E)	2,351,000	1,720,924
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (D), 05/23/2042 (E)	800,000	755,000
Ohio National Financial Services, Inc.
6.05%, 01/24/2030 (E)	2,287,000	2,104,254
6.63%, 05/01/2031 (E)	635,000	610,779
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (D), 10/01/2050	1,511,000	1,193,388

		9,217,208

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Interactive Media & Services - 0.2%
Baidu, Inc.
4.38%, 05/14/2024	$ 1,533,000	$ 1,516,735
Tencent Holdings Ltd.
3.28%, 04/11/2024 (E)	1,322,000	1,288,989

		2,805,724

IT Services - 0.1%
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (E)	1,203,000	795,484

Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	649,000	468,242
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (E)	525,000	443,642
Comcast Corp.
2.94%, 11/01/2056	594,000	354,604
NBCUniversal Media LLC
4.45%, 01/15/2043	726,000	597,442
Paramount Global
4.20%, 05/19/2032	970,000	784,930

		2,648,860

Metals & Mining - 0.3%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	1,036,000	947,944
4.75%, 04/10/2027 (E)	365,000	345,278
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	1,957,000	1,927,163
Glencore Funding LLC
2.63%, 09/23/2031 (E)	1,199,000	898,279

		4,118,664

Multi-Utilities - 0.1%
Black Hills Corp.
4.25%, 11/30/2023	1,018,000	1,013,792
CMS Energy Corp.
3.88%, 03/01/2024	80,000	78,478
4.88%, 03/01/2044	185,000	159,755
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	248,000	247,611

		1,499,636

Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines LP
3.40%, 02/15/2031	647,000	520,248
Chevron USA, Inc.
3.25%, 10/15/2029	1,047,000	942,726
Energy Transfer LP
4.90%, 02/01/2024	605,000	601,769
5.15%, 02/01/2043	734,000	579,534
5.95%, 10/01/2043	680,000	589,248
7.60%, 02/01/2024	534,000	545,210
Enterprise Products Operating LLC
4.25%, 02/15/2048	2,275,000	1,754,735
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	1,190,000	1,174,014
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,967,000	1,969,242
Petroleos Mexicanos
6.50%, 01/23/2029 (C)	656,000	503,480
6.84%, 01/23/2030	1,509,000	1,124,733
6.88%, 08/04/2026	400,000	360,212
7.69%, 01/23/2050	166,000	102,339

Transamerica Series Trust	Page 7

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.
2.15%, 01/15/2031	$ 1,336,000	$ 1,028,904
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	1,050,000	874,316
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	615,000	561,144
Saudi Arabian Oil Co.
1.25%, 11/24/2023 (E)	214,000	205,567
Shell International Finance BV
2.50%, 09/12/2026	652,000	595,145
3.75%, 09/12/2046	244,000	185,680
Williams Cos., Inc.
5.40%, 03/04/2044	117,000	102,027

		14,320,273

Personal Products - 0.1%
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027 (E)	1,700,000	1,542,414

Pharmaceuticals - 0.3%
Astrazeneca Finance LLC
1.20%, 05/28/2026	591,000	518,029
AstraZeneca PLC
4.38%, 08/17/2048	758,000	661,739
Bayer US Finance II LLC
4.38%, 12/15/2028 (E)	890,000	814,743
Bristol-Myers Squibb Co.
1.45%, 11/13/2030	983,000	757,533
Royalty Pharma PLC
2.20%, 09/02/2030	937,000	715,326
Viatris, Inc.
2.30%, 06/22/2027	510,000	416,606

		3,883,976

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	1,068,000	1,014,431
5.10%, 12/15/2027	1,150,000	1,113,161

		2,127,592

Road & Rail - 0.2%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (E)	1,713,000	1,549,780
5.50%, 01/15/2026 (E)	682,000	641,622
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053	1,664,000	1,442,328

		3,633,730

Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	1,569,000	1,421,281
Broadcom, Inc.
1.95%, 02/15/2028 (E)	462,000	378,767
3.50%, 02/15/2041 (E)	839,000	566,216
KLA Corp.
3.30%, 03/01/2050 (C)	1,214,000	852,142
Microchip Technology, Inc.
0.98%, 09/01/2024	1,044,000	961,249
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.25%, 11/30/2051	563,000	337,773
3.40%, 05/01/2030	432,000	359,884
QUALCOMM, Inc.
3.25%, 05/20/2027	862,000	807,474
3.25%, 05/20/2050 (C)	819,000	584,645

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.
1.80%, 06/01/2026	$ 582,000	$ 504,182
TSMC Global Ltd.
1.38%, 09/28/2030 (E)	2,651,000	1,964,875

		8,738,488

Software - 0.3%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029 (C)	221,000	185,640
Infor, Inc.
1.75%, 07/15/2025 (E)	1,376,000	1,238,002
Oracle Corp.
3.65%, 03/25/2041	826,000	561,286
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	1,686,000	1,617,918
Workday, Inc.
3.50%, 04/01/2027	1,228,000	1,134,974

		4,737,820

Specialty Retail - 0.1%
Lowe’s Cos., Inc.
3.75%, 04/01/2032	1,160,000	1,002,850

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.65%, 05/11/2050	936,000	614,426
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	1,023,000	1,027,464
Seagate HDD Cayman
4.13%, 01/15/2031	1,663,000	1,247,716
Western Digital Corp.
2.85%, 02/01/2029	1,760,000	1,378,480

		4,268,086

Tobacco - 0.1%
BAT Capital Corp.
2.26%, 03/25/2028	1,331,000	1,059,247
BAT International Finance PLC
4.45%, 03/16/2028	1,033,000	921,140

		1,980,387

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
4.38%, 07/16/2042	250,000	203,008
Sprint Corp.
7.88%, 09/15/2023	625,000	632,522
T-Mobile USA, Inc.
3.50%, 04/15/2031	1,198,000	1,011,004
3.88%, 04/15/2030	1,110,000	984,210

		2,830,744

Total Corporate Debt Securities (Cost $235,811,681)		198,831,346

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.1%
Brazil Government International Bonds
4.25%, 01/07/2025	480,000	467,604

Chile - 0.0% (A)
Chile Government International Bonds
3.50%, 01/25/2050 (C)	675,000	459,769

Transamerica Series Trust	Page 8

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia - 0.1%
Colombia Government International Bonds
4.00%, 02/26/2024	$ 305,000	$ 296,817
4.50%, 01/28/2026	1,125,000	1,029,657

		1,326,474

Indonesia - 0.1%
Indonesia Government International Bonds
4.75%, 01/08/2026 (E)	1,429,000	1,406,151

Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,883,000	1,729,946

Panama - 0.1%
Panama Government International Bonds
3.88%, 03/17/2028	550,000	500,201

Peru - 0.0% (A)
Peru Government International Bonds
7.35%, 07/21/2025	160,000	167,874

Poland - 0.0% (A)
Republic of Poland Government International Bonds
3.00%, 03/17/2023	405,000	401,079

Qatar - 0.0% (A)
Qatar Government International Bonds
3.88%, 04/23/2023 (E)	200,000	199,250

Total Foreign Government Obligations (Cost $7,352,439)		6,658,348

MORTGAGE-BACKED SECURITIES - 2.7%
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	649,467	625,309
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.73% (D), 11/05/2036 (E)	3,935,000	45,376
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	1,150,000	1,147,920
CIM Trust
Series 2021-R6, Class A1,
1.43% (D), 07/25/2061 (E)	2,714,686	2,385,942
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	86,951	85,515
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	285,000	280,234
Series 2015-GC27, Class B,
3.77%, 02/10/2048	600,000	560,735
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	366,069	355,272
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	1,648,000	1,630,260
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	137,468	135,623
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,900,000	1,898,198
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,400,000	2,354,466
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	4,500,000	4,171,874

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	$ 1,290,000	$ 1,212,597
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (D), 01/25/2060 (E)	2,456,927	2,040,592
Series 2021-RPL6, Class A1,
2.00% (D), 10/25/2060 (E)	1,910,901	1,676,138
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2,
1-Month LIBOR + 0.15%, 3.23% (D), 12/25/2036	65,254	60,627
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (E)	2,200,000	2,045,321
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	974,614	966,854
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	800,000	735,448
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (D), 04/25/2058 (E)	91,275	89,330
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	2,270	2,265
Series 2013-C11, Class B,
4.50% (D), 08/15/2046	945,000	646,063
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	114,040	103,527
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	112,498	105,140
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	401,886	371,373
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	114,645	106,834
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	221,749	206,268
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	235,053	219,612
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	378,548	348,140
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	512,131	475,126
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	601,042	572,770
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	578,318	549,203
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	889,037	843,953
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	617,820	582,277
Series 2018-1A, Class A1A,
4.00% (D), 12/25/2057 (E)	682,421	648,778
Series 2018-RPL1, Class A1,
3.50% (D), 12/25/2057 (E)	371,370	356,670
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	1,466,207	1,374,313
Series 2019-5A, Class A1B,
3.50% (D), 08/25/2059 (E)	1,608,558	1,527,000

Transamerica Series Trust	Page 9

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	$ 2,169,000	$ 2,097,573
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	1,911,000	1,700,770
Towd Point Mortgage Trust
Series 2021-1, Class A1,
2.25% (D), 11/25/2061 (E)	2,675,253	2,390,532
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	29,028	28,984

Total Mortgage-Backed Securities (Cost $43,855,372)		39,760,802

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (A)
Georgia - 0.0% (A)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	47,000	50,917

Total Municipal Government Obligation (Cost $51,590)		50,917

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.6%
Federal Home Loan Mortgage Corp.
5.00%, 02/01/2024 - 08/01/2035	226,452	228,122
5.50%, 07/01/2037 - 06/01/2041	62,655	64,416
6.00%, 12/01/2037	21,227	22,248
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	4,208,000	3,358,048
2.89%, 06/25/2027	695,888	683,452
3.01%, 07/25/2025	2,842,000	2,724,109
3.06% (D), 08/25/2024	3,562,861	3,472,973
3.46% (D), 08/25/2023	1,487,596	1,475,059
3.49%, 01/25/2024	2,260,000	2,233,664
Federal National Mortgage Association
12-Month LIBOR + 1.52%, 1.85% (D), 02/01/2043	23,763	23,566
3.33% (D), 10/25/2023	97,289	95,619
3.50%, 07/01/2028 - 01/01/2029	173,220	165,318
4.00%, 06/01/2042	55,483	52,900
4.50%, 02/01/2025 - 06/01/2026	49,025	48,225
5.00%, 04/01/2039 - 11/01/2039	874,267	869,340
5.50%, 04/01/2037 - 12/01/2041	436,107	447,527
6.00%, 08/01/2036 - 06/01/2041	806,572	846,886
6.50%, 05/01/2040	62,097	65,211
Government National Mortgage Association, Interest Only STRIPS
Series 2012-120, Class IO,
0.65% (D), 02/16/2053	318,503	5,371
Tennessee Valley Authority
5.88%, 04/01/2036	1,170,000	1,304,998
Uniform Mortgage-Backed Security
2.00%, TBA (G)	21,280,000	17,920,973
2.50%, TBA (G)	35,964,000	30,591,370
3.00%, TBA (G)	26,769,000	23,501,368
3.50%, TBA (G)	27,313,000	24,730,151
4.00%, TBA (G)	17,173,000	15,938,691
4.50%, TBA (G)	9,451,000	9,005,031

Total U.S. Government Agency Obligations (Cost $147,921,956)		139,874,636

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 10.5%
U.S. Treasury - 9.6%
U.S. Treasury Bonds
1.25%, 05/15/2050	$ 6,298,000	$ 3,526,142
1.88%, 02/15/2051 - 11/15/2051	6,913,000	4,572,049
2.00%, 02/15/2050	1,923,000	1,321,687
2.25%, 08/15/2046 - 02/15/2052	7,382,000	5,346,649
2.38%, 02/15/2042 - 05/15/2051	5,905,000	4,496,595
2.50%, 02/15/2045 - 05/15/2046	9,156,000	6,970,762
2.75%, 08/15/2042 - 11/15/2047	6,456,000	5,182,829
2.88%, 08/15/2045 - 05/15/2049	5,599,900	4,583,747
3.00%, 05/15/2042 - 08/15/2052	6,228,600	5,309,064
3.13%, 02/15/2042 - 05/15/2048	7,356,000	6,409,990
3.63%, 02/15/2044	1,093,700	1,017,013
5.25%, 02/15/2029	2,086,000	2,227,620
U.S. Treasury Notes
0.13%, 05/31/2023	1,953,000	1,902,115
0.25%, 05/31/2025	1,239,000	1,114,713
0.25%, 08/31/2025 (C)	4,435,000	3,951,828
0.63%, 05/15/2030	1,580,000	1,244,991
0.63%, 08/15/2030 (C)	5,442,000	4,263,679
0.88%, 06/30/2026	1,065,100	943,321
1.13%, 02/15/2031	6,550,000	5,302,685
1.38%, 11/15/2031	7,703,000	6,257,484
1.50%, 08/15/2026 - 02/15/2030	7,188,000	6,349,168
1.63%, 02/15/2026 - 05/15/2031	13,121,300	11,290,508
1.63%, 05/15/2026 (C)	2,654,000	2,426,544
1.75%, 05/15/2023 (C)	1,147,000	1,130,691
1.88%, 02/15/2032	7,649,300	6,480,391
2.25%, 11/15/2025 (C)	703,800	662,919
2.25%, 11/15/2027	5,249,200	4,806,504
2.38%, 01/31/2023	1,374,400	1,368,385
2.50%, 08/15/2023 - 05/15/2024	6,198,000	6,052,595
2.50%, 05/31/2024 (C)	569,000	552,663
2.63%, 02/15/2029	791,000	729,172
2.75%, 05/15/2025	831,000	799,805
2.75%, 08/15/2032 (C)	2,028,000	1,853,402
2.88%, 05/15/2028 - 05/15/2032	16,687,700	15,520,760
3.13%, 11/15/2028	3,927,600	3,733,675

		139,702,145

U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	2,921,334	1,904,687
1.75%, 01/15/2028	1,705,561	1,688,506
2.50%, 01/15/2029	5,688,333	5,883,129
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	3,834,181	3,373,880

		12,850,202

Total U.S. Government Obligations (Cost $178,536,035)		152,552,347

COMMERCIAL PAPER - 8.3%
Banks - 3.3%
ABN AMRO Funding USA LLC
3.51% (H), 12/13/2022	4,715,000	4,680,487
Bedford Row Funding Corp.
2.87% (H), 10/28/2022	6,500,000	6,484,247
Concord Minutemen Capital Co. LLC
3.36% (H), 12/19/2022	5,000,000	4,959,522
Korea Development Bank
3.07% (H), 12/01/2022	6,300,000	6,263,121

Transamerica Series Trust	Page 10

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Mackinac Funding Co. LLC
3.19% (H), 12/01/2022	$ 6,900,000	$ 6,858,301
Macquarie Bank Ltd.
3.01% (H), 11/21/2022	6,300,000	6,268,741
National Bank of Canada
2.86% (H), 10/31/2022	5,919,000	5,903,103
Regency Markets No. 1 LLC
2.90% (H), 10/12/2022	6,500,000	6,493,303

		47,910,825

Diversified Financial Services - 3.9%
Atlantic Asset Securitization LLC
2.96% (H), 11/17/2022	1,350,000	1,344,078
CAFCO LLC
3.02% (H), 11/09/2022	6,500,000	6,476,672
Cancara Asset Securitisation LLC
3.15% (H), 12/02/2022	6,900,000	6,858,233
Glencove Funding LLC
2.53% (H), 10/06/2022	7,500,000	7,496,154
Gotham Funding Corp.
2.91% (H), 11/10/2022	4,000,000	3,985,208
Lexington Parker Capital Co. LLC
2.84% (H), 10/17/2022	3,919,000	3,913,261
LMA-Americas LLC
2.91% (H), 11/15/2022	3,000,000	2,987,200
Longship Funding LLC
2.65% (H), 10/17/2022	6,800,000	6,789,908
Mont Blanc Capital Corp.
2.55% (H), 10/13/2022	2,800,000	2,796,873
Sheffield Receivables Co. LLC
3.19% (H), 12/01/2022	6,750,000	6,709,103
Starbird Funding Corp.
2.96% (H), 11/07/2022	3,350,000	3,338,649
Victory Receivables Corp.
2.88% (H), 11/01/2022	4,200,000	4,188,150

		56,883,489

Food Products - 0.4%
Britannia Funding Co. LLC
2.96% (H), 11/08/2022	6,500,000	6,477,115

Health Care Providers & Services - 0.5%
Columbia Funding Co. LLC
2.82% (H), 10/28/2022	6,750,000	6,733,588

Software - 0.2%
Manhattan Asset Funding Co. LLC
2.55% (H), 10/11/2022	2,700,000	2,697,452

Total Commercial Paper (Cost $120,761,082)		120,702,469

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.0%
U.S. Treasury Bills
2.51% (H), 11/03/2022 (C)	5,431,000	5,418,568
3.02% (H), 12/08/2022 (C)	4,502,000	4,477,391
3.33% (H), 12/29/2022	4,945,000	4,906,741

Total Short-Term U.S. Government Obligations (Cost $14,800,830)		14,802,700

	Shares	Value
OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.03% (H)	11,158,227	$ 11,158,227

Total Other Investment Company (Cost $11,158,227)		11,158,227

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.10% (H), dated 09/30/2022, to be repurchased at $10,951,806 on 10/03/2022. Collateralized by U.S. Government Obligations, 0.38% - 0.63%, due 04/15/2023 - 07/15/2023, and with a total value of $11,169,943.	$ 10,950,803	10,950,803

Total Repurchase Agreement (Cost $10,950,803)		10,950,803

Total Investments (Cost $1,542,874,167)		1,579,939,960
Net Other Assets (Liabilities) - (8.7)%		(126,684,109)

Net Assets - 100.0%		$ 1,453,255,851

Transamerica Series Trust	Page 11

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	43	12/16/2022	$ 8,569,292	$ 7,743,225	$ —	$ (826,067)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	(45)	12/30/2022	$ (9,372,208)	$ (9,242,578)	$129,630	$—

Total Futures Contracts					$129,630	$(826,067)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$846,235,620	$—	$—	$846,235,620
Preferred Stocks	434,307	—	—	434,307
Asset-Backed Securities	—	37,927,438	—	37,927,438
Corporate Debt Securities	—	198,831,346	—	198,831,346
Foreign Government Obligations	—	6,658,348	—	6,658,348
Mortgage-Backed Securities	—	39,760,802	—	39,760,802
Municipal Government Obligation	—	50,917	—	50,917
U.S. Government Agency Obligations	—	139,874,636	—	139,874,636
U.S. Government Obligations	—	152,552,347	—	152,552,347
Commercial Paper	—	120,702,469	—	120,702,469
Short-Term U.S. Government Obligations	—	14,802,700	—	14,802,700
Other Investment Company	11,158,227	—	—	11,158,227
Repurchase Agreement	—	10,950,803	—	10,950,803

Total Investments	$857,828,154	$722,111,806	$—	$1,579,939,960

Other Financial Instruments
Futures Contracts (J)	$129,630	$—	$—	$129,630

Total Other Financial Instruments	$129,630	$—	$—	$129,630

LIABILITIES
Other Financial Instruments
Futures Contracts (J)	$(826,067)	$—	$—	$(826,067)

Total Other Financial Instruments	$(826,067)	$—	$—	$(826,067)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $23,788,279, collateralized by cash collateral of $11,158,227 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $13,128,001. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the total value of 144A securities is $130,707,667, representing 9.0% of the Portfolio’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.

Transamerica Series Trust	Page 12

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at September 30, 2022.
(I)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 13

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Multi-Managed Balanced VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Page 14

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 15